INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes Tables Abstract
Provision for income taxes
	June 30, 2019	June 30, 2018
	$	$
Loss from US operations	(772,238)	(5,274)
Combined federal and state level taxes	26.64%	26.21%
Expected income tax payable	(205,724)	(1,383)
Temporary difference, Equipment	34,826	(36,285)
Unrecognized benefit of non-capital losses	170,898	37,668
Provision for income taxes (recovery)	-	-

Deferred income taxes
	June 30, 2019	June 30, 2018
Amounts related to tax loss carry forwards $	$778,000	144,000

Non-capital loss (Canadian)
2027	$536,000
2028	868,000
2029	911,000
2030	260,000
2031	251,000
2032	153,000
2033	25,000
2034	131,000
2035	177,000
2036	74,000
2037	88,000
2038	1,394,000
2039	3,599,000
$8,467,000

Non-capital loss (US)
2038	$144,000
2039	634,000
$778,000